Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Short-Term Leases	The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.
	As of September 30,
	2025	2024
	US$	US$
Operating lease right-of-use assets	$318,392	$660,946
Operating lease liabilities – current	$304,180	$270,183
Operating lease liabilities – non-current	—	308,575
Total operating lease liabilities	$304,180	$578,758

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of September 30,
	2025	2024
Weighted-average remaining lease term (years)	0.92	1.94
Weighted-average discount rate	4.75%	4.75%

Schedule of the Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of September 30, 2025:

12 months ending September 30,	Operating
US$
2026	$310,292
Total lease payments	310,292
Less: imputed interest	(6,112)
Total lease liabilities	$304,180